Segment information - Narrative (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Disclosure of operating segments [line items]
% of Total Revenue		37.00%
Cuscal POS eCommerce Returns
Disclosure of operating segments [line items]
% of Total Revenue	14.00%